Fees Summary	Jan. 22, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 5,775,000
Previously Paid Amount	0.00
Total Fee Amount	797.53
Total Offset Amount	0.00
Net Fee	797.53
Narrative - Max Aggregate Offering Price	$ 5,775,000
Final Prospectus	true